Risk Management and Fair Value of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended																																																																																																																																				6 Months Ended		12 Months Ended																3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2011 Interest_Rate_Swaps	Dec. 31, 2010	Jun. 30, 2012	Dec. 31, 2011 NRT [Member] California [Member]	Dec. 31, 2010 NRT [Member] California [Member]	Dec. 31, 2009 NRT [Member] California [Member]	Dec. 31, 2011 NRT [Member] New York [Member]	Dec. 31, 2010 NRT [Member] New York [Member]	Dec. 31, 2009 NRT [Member] New York [Member]	Dec. 31, 2011 NRT [Member] Florida [Member]	Dec. 31, 2010 NRT [Member] Florida [Member]	Dec. 31, 2009 NRT [Member] Florida [Member]	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Jun. 30, 2012 Secured Debt [Member] Extended term loan facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Secured Debt [Member] Extended term loan facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Secured Debt [Member] Extended term loan facility [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member]		Dec. 31, 2010 Other Bank Indebtedness [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Other Bank Indebtedness [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Other Bank Indebtedness [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Other Bank Indebtedness [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Notes [Member] 10.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 10.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Notes [Member] 11.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 11.50% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member]		Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Notes [Member] 12.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Notes [Member] 12.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Toggle Notes [Member] 11.00%/11.75% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]		Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 12.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Senior Subordinated Notes [Member] 13.375% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Carrying (Reported) Amount, Fair Value Disclosure [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Interest Expense [Member]	Jun. 30, 2011 Interest Expense [Member]	Dec. 31, 2011 Interest Expense [Member]	Dec. 31, 2010 Interest Expense [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Non-current Liabilities [Member]	Jun. 30, 2012 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Interest_Rate_Swaps	Dec. 31, 2011 Interest Rate Swap [Member] Interest_Rate_Swaps	Jun. 30, 2012 Foreign Exchange Contract [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Operating Expense [Member]	Dec. 31, 2011 Foreign Exchange Contract [Member] Operating Expense [Member]	Dec. 31, 2010 Foreign Exchange Contract [Member] Operating Expense [Member]	Jun. 30, 2012 Interest Rate Swap [Member]	Jun. 30, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2010 Interest Rate Swap [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Interest Expense [Member]	Jun. 30, 2011 Interest Rate Swap [Member] Interest Expense [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Interest Expense [Member]	Jun. 30, 2011 Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2011 Swap Three [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Swap One [Member] Interest_Rate_Swaps	Dec. 31, 2011 Swap One [Member] Interest Rate Swap [Member] Interest_Rate_Swaps	Dec. 31, 2011 Swap Two [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 1 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member] Estimate of Fair Value, Fair Value Disclosure [Member]
Long-term debt	$ 7,150																$ 0	$ 78	[1],[2]	$ 0		$ 78	$ 0		$ 78	$ 0	$ 109	$ 55	$ 97	[1],[2]	$ 0		$ 97	$ 0		$ 97	$ 0	$ 0	$ 629	[3]	$ 3,059		$ 629	$ 3,059		$ 590	$ 2,903	$ 1,822	$ 1,822	[3]	$ 0		$ 1,822	$ 0		$ 1,630	$ 0	$ 700	$ 700	$ 0	$ 700	$ 0	$ 606	$ 0	$ 650	$ 650	$ 650	$ 150	$ 650	$ 650	$ 655	$ 720								$ 64	$ 64	$ 1,688	$ 64	$ 1,688	$ 56	$ 1,656	$ 489	$ 489	[4]	$ 0	$ 489	$ 0	$ 367	$ 0	$ 129	$ 129	[5]	$ 0	$ 129	$ 0	$ 95	$ 0	$ 41	$ 52	$ 468	$ 52	$ 468	$ 43	$ 449	$ 188	$ 187	[6]	$ 864	$ 187	$ 864	$ 144	$ 806	$ 10	$ 10	$ 0	$ 10	$ 0	$ 7	$ 0	$ 2,100	$ 2,110	$ 2,110	$ 0	$ 2,110	$ 0	$ 1,189	$ 0
Securitization obligations	327	331	267										327	331	327	331
Long-term debt, amount bearing variable interest rate	2,759
Description of variable interest rate basis	LIBOR
Long-term Debt, Fair Value Disclosure	5,690																				0	78		0	78							109	97		109	97						0	629		0	590						1,822	1,822		1,721	1,630
Short-term debt																																																																									133	[7]	163	133	163	133	163
Concentration risk, geographic area, revenue				28.00%	27.00%	27.00%	25.00%	26.00%	23.00%	11.00%	10.00%	11.00%
Foreign currency forward contract, fair value																																																																																																																																																				1	1
Notional Amount of Foreign Currency Derivatives	15	18																																																																																																																																																						15	15
Number of interest rate swaps held	3																																																																																																																																																					4	3																				1	1
Notional amount of interest rate swap			850																																																																																																																																																				650																			225		225	200
Cash flow hedges at fair value		425
Interest rate derivative liabilities, at fair value	17	0	27																																																																																																																																									0	17	26	10	0	1	7	0
Derivatives in Cash Flow Hedge Relationships, Gain or (Loss) Recognized in Other Comprehensive Income																																																																																																																																																																0	0	0	8
Derivative instruments, gain (loss) reclassified from AOCI into income		17																																																																																																																																						0	(17)	(17)	(19)
Derivative Instruments Not Designated as Hedging Instruments, Gain or (Loss) Recognized in Income on Derivative																																																																																																																																																										1	0	0	(1)	0	(1)					4	2	0	4	(7)	0
Derivatives, Interest rate swaps																																																																																																																																																																																						0	0	0	0	0	0	27	17	17	27	17	17
Derivative Asset, Fair Value, Net																																																																																																																																																																														1	1	0	0	0	0	1	1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair Value, beginning balance																																																																																																																																					17	17	25
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)																																																																																																																																																																																		0	(8)
Fair Value, ending balance																																																																																																																																					$ 17	$ 17	$ 25

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	Consists of $492 million of 11.50% Senior Notes due 2017, less a discount of $3 million.
[5]	Consists of $130 million of 12.00% Senior Notes due 2017, less a discount of $1 million.
[6]	Consists of $190 million of 12.375% Senior Subordinated Notes due 2015, less a discount of $3 million.
[7]	Consists of revolving credit facilities that are supported by letters of credit issued under the senior secured credit facility, $75 million due in July 2012, $8 million due in August 2012 and $50 million due in January 2013. In January 2012, Realogy repaid $25 million of the outstanding borrowings and reduced the capacity of the credit facility due in July 2012 by $25 million.